Note 28 - Cancellation of title deed in Saudi Steel Pipe Company (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) m²	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Proportion of ownership interest in subsidiary		50.00%
SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of geographical areas [line items]
Proportion of ownership interest in subsidiary		47.79%
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of geographical areas [line items]
Area of land (in square meters) | m²		811,284
Proportion of ownership interest in subsidiary	[1],[2]	47.79%	48.00%	48.00%
Land plots, carrying value | $		$ 56.2

[1]	All percentages rounded.
[2]	Saudi Steel Pipe Co. is a public company listed in the Saudi Arabian Stock Exchange (Tadāwul), Tenaris holds 47.79% and has the right to nominate the majority of the votes of the board of directors, therefore Tenaris has control over SSPC. Since May, 2023, Saudi Steel Pipe Co. holds 57.3% of Global Pipe Company, therefore Tenaris has control over GPC.